Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.8%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$565	$599,748

Arizona — 2.7%
Arizona IDA, RB:
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39(a)	270	284,124
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49(a)	310	322,168
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54(a)	240	248,966
Odyssey Preparatory Academy Project, 4.38%, 07/01/39(a)	325	329,361
S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	425	469,302
City of Phoenix Civic Improvement Corp., ARB, Junior Lien Airport Revenue Bonds, Series B, AMT, 3.25%, 07/01/49	670	699,895
County of Maricopa Arizona IDA, Refunding RB, Legacy Traditional Schools Project(a):
5.00%, 07/01/39	115	131,643
5.00%, 07/01/49	165	184,845
5.00%, 07/01/54	100	111,514
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	260	276,338
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,410	1,946,745

		5,004,901

California — 16.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,730	1,777,177
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	800	959,216

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	$1,085	$1,237,996
2nd, 5.25%, 05/01/33	850	959,285
5.00%, 05/01/44	1,090	1,244,976
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,512,008
5.75%, 03/01/34	2,180	2,285,774
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(b)	1,605	1,616,652
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	3,045,050
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,420	1,662,337
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)	1,000	1,021,620
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	1,335	1,426,941
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	3,170	3,620,394
5.25%, 05/15/38	900	1,017,072
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,753,125
5.50%, 11/01/31	2,465	2,878,282
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	834,004
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	635,931

		30,487,840

Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,157,250
5.50%, 11/15/30	340	392,571
5.50%, 11/15/31	405	467,062

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	$615	$678,419

		2,695,302

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,214,249
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	708,979

		1,923,228

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	820	982,286

Florida — 14.9%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,378,820
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,291,324
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,995,753
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,590,975
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	65	66,520
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,165,717
Series A, 6.00%, 10/01/38	1,000	1,163,160
Series B, AMT, 6.25%, 10/01/38	460	534,801
Series B, AMT, 6.00%, 10/01/42	615	711,961
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	2,900	3,196,670
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,995,249
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,181,055

Security	Par (000)	Value

Florida (continued)
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 4.00%, 05/01/43	$220	$226,087
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	3,995	4,271,574
Westside Community Development District, Special Assessment Bonds, Windsor Parcel, 4.00%, 05/01/50	815	830,901

		27,600,567

Georgia — 1.3%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	470	543,672
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	555	799,533
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	835	985,417

		2,328,622

Hawaii — 1.5%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,727,880
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	425	481,721
5.25%, 08/01/26	460	520,821

		2,730,422

Illinois — 13.9%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,118,340
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	960	1,002,067
3rd Lien, Series A, 5.75%, 01/01/39	185	192,428
3rd Lien, Series C, 6.50%, 01/01/21(b)	5,225	5,489,333
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	507,387
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,069,550
5.25%, 12/01/40	1,790	1,905,562
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,167,936

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	$1,250	$1,398,687
5.25%, 12/01/43	1,505	1,650,308
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	666,311
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project(c):
4.00%, 06/15/50	615	677,054
5.00%, 06/15/50	640	766,573
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,405	1,489,946
6.00%, 06/01/21	400	426,820
State of Illinois, GO:
5.25%, 02/01/31	875	982,992
5.25%, 02/01/32	1,355	1,520,825
5.50%, 07/01/33	2,000	2,236,200
5.50%, 07/01/38	425	473,340

		25,741,659

Indiana — 2.1%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,175,031
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	565	623,223

		3,798,254

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,100	1,231,527

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,735,545
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	980	981,960

		2,717,505

Maryland — 2.8%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,700,885

Security	Par (000)	Value

Maryland (continued)
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	$2,700	$3,396,465

		5,097,350

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	245	285,008
Emerson College Issue, Series A, 5.25%, 01/01/42	545	648,681
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	1,325	1,578,287
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	435	516,336
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	410	413,756

		3,442,068

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	520	625,685

Minnesota — 0.3%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	641,585

Mississippi — 3.5%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,092,124
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	1,000	1,149,420
State of Mississippi, RB, Series A:
5.00%, 10/15/37	330	411,365
4.00%, 10/15/38	1,650	1,872,172

		6,525,081

Montana — 0.1%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	100	105,727
3.60%, 12/01/47	155	165,177

		270,904

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 4.9%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	$650	$772,148
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	1,570	1,719,181
4.00%, 06/01/46	1,250	1,362,750
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	1,205	1,514,625
5.00%, 06/01/37	3,000	3,764,640

		9,133,344

New Jersey — 10.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	3,000	3,402,000
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	790	890,322
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,894,100
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	1,375	1,471,539
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,740	2,097,796
Series BB, 4.00%, 06/15/50	1,245	1,336,009
Transportation System, Series AA, 5.50%, 06/15/39	1,890	2,103,268
Transportation System, Series B, 5.25%, 06/15/36	1,000	1,047,320
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	1,600	1,951,008
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	1,390	1,653,085
Sub-Series B, 5.00%, 06/01/46	305	350,607

		19,197,054

Security	Par (000)	Value

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	$100	$112,156

New York — 3.6%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,555	1,633,465
5.75%, 02/15/47	955	997,555
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(b)	865	898,130
5.38%, 06/15/43	440	455,774
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,080,260
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	610,970

		6,676,154

North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49	160	244,338

Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,445	1,451,387
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,249,720

		3,701,107

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	600	730,410

Pennsylvania — 8.6%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	110	129,185

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	$865	$1,069,469
5.00%, 03/01/43	590	726,957
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	980	1,182,782
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,586,248
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	1,000	1,056,750
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,250	1,523,125
Pennsylvania Turnpike Commission, RB:
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,411,371
Subordinate, Series A, 5.00%, 12/01/44	2,975	3,666,241
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/48	1,900	2,353,435
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,000	1,111,130

		15,816,693

Puerto Rico — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	183	53,450
Series A-1, 4.75%, 07/01/53	937	1,036,744
Series A-1, 5.00%, 07/01/58	1,249	1,402,777
Series A-2, 4.78%, 07/01/58	3,437	3,800,772
Series B-1, 4.75%, 07/01/53	238	263,102
Series B-2, 4.78%, 07/01/58	231	254,650

		6,811,495

South Carolina — 6.0%
County of Berkeley South Carolina, Special Assessment Bonds, Nexton Improvement District Assessment:
4.25%, 11/01/40	175	180,194
4.38%, 11/01/49	265	271,654
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,180	2,504,624
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,129,790

Security	Par (000)	Value

South Carolina (continued)
6.00%, 07/01/38	$1,695	$1,943,012
5.50%, 07/01/41	1,000	1,126,300
South Carolina Jobs-Economic Development Authority, RB, Hilton Head Christian Academy, 5.00%, 01/01/40(a)	485	519,227
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	956,312
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	1,095	1,330,425
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,128,770

		11,090,308

Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,906,000

Texas — 9.5%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,360	1,521,745
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	1,175	1,472,545
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,500	1,870,275
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	2,965	3,049,176
Series H, 5.00%, 11/01/37	2,200	2,316,468
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,411,914
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	3,150	3,375,792
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,060	1,283,522
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(b)	620	701,629

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58	$385	$458,408

		17,461,474

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	100	108,489

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,791,210

Virginia — 1.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/22(b)	570	614,608
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	2,330	2,723,164

		3,337,772

Washington — 9.4%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	1,375	1,434,332
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	1,450	1,753,978
Series A, 5.00%, 05/01/43	385	459,432
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,247,420
5.00%, 07/01/37	3,910	4,867,598
5.00%, 07/01/38	650	807,040
State of Washington, GO:
Series C, 5.00%, 02/01/36	4,300	5,403,079
Various Purposes, Series B, 5.25%, 02/01/21(b)	1,075	1,121,386
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	280	307,661

		17,401,926

Wisconsin — 1.1%
Public Finance Authority, Refunding RB:
Penick Village Obligation Group, 5.00%, 09/01/49(a)	165	180,606
The Evergreens Obligated Group, 5.00%, 11/15/49	335	390,593

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	$1,205	$1,477,607

		2,048,806

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	393,881

Total Municipal Bonds — 131.8% (Cost — $222,912,846)		243,407,151

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 30.8%

California — 2.9%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	4,500	5,435,187

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(a)(f)	1,901	2,362,270
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(f)	1,005	1,115,208

		3,477,478

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,091,405

Illinois — 0.3%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	480	480,266

Louisiana — 3.8%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	2,043	2,300,496
4.00%, 12/01/49	4,105	4,621,610

		6,922,106

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 4.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	$1,499	$1,807,391
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	4,894	5,971,355

		7,778,746

Michigan — 4.4%
Michigan Finance Authority, RB(f):
Mclaren Health Care, Series A, 4.00%, 02/15/44	1,912	2,170,744
Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,138	2,428,167
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,585,253

		8,184,164

New York — 4.2%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,530	4,893,531
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	2,660	2,876,654

		7,770,185

Pennsylvania — 6.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	3,650	4,181,038

Security	Par (000)	Value

Pennsylvania (continued)
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(a)(f)	$2,996	$3,363,175
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(f)	2,596	2,987,432
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,397,179

		11,928,824

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,320	2,809,358

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8% (Cost — $52,471,522)		56,877,719

Total Long-Term Investments — 162.6% (Cost — $275,384,368)		300,284,870

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(g)(h)	68,361	68,374

Total Short-Term Securities — 0.0% (Cost — $68,374)		68,374

Total Investments — 162.6% (Cost — $275,452,742)		300,353,244

Other Assets Less Liabilities — 0.5%		968,452

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.0)%		(29,629,222)

VMTP Shares at Liquidation Value — (47.1)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$184,692,474

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $12,178,379.

(g)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(h)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,454,984	(2,386,623)	68,361	$68,374	$26,650	$665	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	37	03/20/20	$4,871	$(59,521)
Long U.S. Treasury Bond	60	03/20/20	9,812	(237,269)
5-Year U.S. Treasury Note	19	03/31/20	2,286	(22,346)

				$(319,136)

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$300,284,870	$—	$300,284,870
Short-Term Securities	68,374	—	—	68,374

	$68,374	$300,284,870	$—	$300,353,244

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(319,136)	$—	$—	$(319,136)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(29,537,864)	$—	$(29,537,864)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(116,537,864)	$—	$(116,537,864)

9